General Information

Officers of Allmerica Financial Life Insurance and
Annuity Company (AFLIAC)

John F. O'Brien, Chairman of the Board
Richard M. Reilly, President and CEO
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary

Investment Advisers
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
   AIM V.I. Blue Chip Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
   Alliance Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Adviser
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Money Market Fund

Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
     Delaware Group Premium Fund, Inc. Select Growth Series

Deutsche Asset Management
885 Third Avenue, 32nd Floor, New York, NY 10022
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
     Fidelity VIP Contrafund Portfolio
     Fidelity VIP II Growth & Income Portfolio
     Fidelity VIP III Mid Cap Portfolio

First Trust Advisors L.P
1001 Warrenville Road, Lisle, IL 60532
   First Trust 10 Uncommon Values Portfolio
   First Trust Financial Services Portfolio
   First Trust Technology Portfolio
   First Trust Life Sciences Portfolio
   Nasdaq Target 15Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
   Franklin Mutual Shares Securities Fund
   Templeton Developing Markets Securities Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
   INVESCO VIF-Dynamics Fund
   INVESCO VIF-Equity Income Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
   Janus Aspen Aggressive Growth Portfolio
   Janus Aspen Capital Appreciation Portfolio
   Janus Aspen International Growth Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
   Pioneer Fund VCT Portfolio

Zurich Scudder Investments, Inc.
345 Park Avenue, New York, NY 10154
   Scudder Government Securities Portfolio

Product Performance Summary

Allmerica Value Generation (AFLIAC)
--------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Value Generation sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges and the annual contract fee. For returns that do not reflect these deductions, please refer to the individual Portfolio Reviews that follow.

                                                                      Without Contract Fee                       With Contract Fee

                                                                                  10 Years                                10 Years
                                               Sub-                   10 Years  or Life of                    10 Years  or Life of
                                            Account                    or Life        Sub-                     or Life        Sub-
                                          Inception       1       5    of Fund     Account         1       5   of Fund     Account
Sub-Accounts                                   Date    Year   Years  (if less)   (if less)      Year   Years (if less)   (if less)
----------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Money Market Fund                       1/12/01   5.16%   4.75%      4.16%       2.04%     5.01%   4.61%     4.03%       1.90%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund                     1/12/01 -26.12%     N/A    -15.97%     -14.81%   -26.26%     N/A   -16.17%     -14.96%

Alliance Variable Products Series Fund, Inc.
(Class B)
Alliance Growth Portfolio                   1/12/01 -29.72%  11.35%     15.61%     -18.70%   -29.86%  11.26%    15.53%     -18.85%

Delaware Group Premium Fund
(Service Class)
DGPF Select Growth Series                   1/12/01 -33.98%     N/A     -3.68%     -15.48%   -34.12%     N/A    -3.87%     -15.63%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund         1/12/01 -26.60%     N/A     -0.50%     -15.11%   -26.75%     N/A    -0.64%     -15.26%
Deutsche VIT Equity 500 Index Fund          1/12/01 -16.54%     N/A      6.89%      -7.11%   -16.68%     N/A     6.76%      -7.25%
Deutsche VIT Small Cap Index Fund           1/12/01  -0.92%     N/A      5.39%       5.53%    -1.07%     N/A     5.24%       5.39%

Fidelity Variable Insurance Products Fund VIP II and VIP III
(Service Class 2)
Fidelity VIP II Contrafund Portfolio        1/12/01 -15.69%  12.38%     16.33%      -5.52%   -15.83%  12.28%    16.24%      -5.67%
Fidelity VIP III Growth & Income Portfolio  1/12/01  -7.88%     N/A     10.74%      -4.96%    -8.03%     N/A    10.63%      -5.10%
Fidelity VIP III Mid Cap Portfolio          1/12/01   0.35%     N/A     28.64%       2.00%     0.20%     N/A    28.51%       1.86%

First Defined Portfolios LLC
FDP First Trust 10 Uncommon Values
Portfolio                                   1/12/01     N/A     N/A    -33.66%     -33.66%       N/A     N/A   -33.80%     -33.80%
FDP NASDAQ Target 15 Portfolio              1/12/01     N/A     N/A    -11.53%     -11.53%       N/A     N/A   -11.68%     -11.68%

First Defined Sector Fund
FDSF First Trust Financial Services
Portfolio                                   1/12/01     N/A     N/A     -1.77%      -1.77%       N/A     N/A    -1.91%      -1.91%
FDSF First Trust Life Sciences Portfolio    1/12/01     N/A     N/A      1.83%       1.83%       N/A     N/A     1.68%       1.68%
FDSF First Trust Technology Portfolio       1/12/01     N/A     N/A    -40.14%     -40.14%       N/A     N/A   -40.29%     -40.29%

Performance returns given above are for the Allmerica Value Generation Sub-Accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account" assume an investment in the funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Value Generation (AFLIAC) continued
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica Value Generation sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges and the annual contract fee. For returns that do not reflect these deductions, please refer to the individual Portfolio Reviews that follow.

                                                                      Without Contract Fee                         With Contract Fee

                                                                                   10 Years                                 10 Years
                                               Sub-                    10 Years  or Life of                     10 Years  or Life of
                                            Account                     or Life        Sub-                      or Life        Sub-
                                          Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                   Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
(Class 2)
FT VIP Mutual Shares Securities Fund        1/12/01   24.19%     N/A     11.93%       8.91%    24.04%     N/A     11.80%       8.77%
FT VIP Templeton Developing Markets
Securities Fund                             1/12/01  -19.78% -12.23%    -11.61%      -7.03%   -19.92% -12.43%    -11.84%      -7.18%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                   1/12/01  -31.86%     N/A     10.21%     -17.74%   -32.00%     N/A     10.09%     -17.88%
INVESCO VIF Equity Income Fund              1/12/01   -3.15%  12.20%     14.56%      -5.26%    -3.15%  12.20%     14.56%      -5.26%

Janus Aspen Series
(Service Shares)
Janus Aspen Aggressive Growth Portfolio     1/12/01  -51.19%   9.36%     15.00%     -29.26%   -51.33%   9.25%     14.92%     -29.40%
Janus Aspen Capital Appreciation Portfolio  1/12/01  -27.07%     N/A     21.50%     -13.99%   -27.21%     N/A     21.40%     -14.14%
Janus Aspen International Growth Portfolio  1/12/01  -32.51%  13.23%     15.11%     -16.42%   -32.65%  13.13%     15.01%     -16.57%

Pioneer Variable Contracts Trust
(Class II)
Pioneer Fund VCT Portfolio                  1/12/01   -8.76%     N/A     10.07%      -5.75%    -8.91%     N/A      9.94%      -5.89%

Scudder Variable Series II
Scudder Government Securities Portfolio     1/12/01    9.48%   6.26%      6.44%       2.44%     9.33%   6.13%      6.33%       2.30%

Performance returns given above are for the Allmerica Value Generation Sub-Accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account" assume an investment in the funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                           Intentionally Left Blank

Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, Allmerica Separate Account VA-K (File No. 811-6293), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502796.